COMMITMENTS, CONTINGENCIES AND GUARANTEES - Operating Leases (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum Lease Payments
2017	CAD 129
2018	122
2019	106
2020	69
2021	69
2022 and thereafter	621
Minimum Lease Payments	1,116
Amounts Recoverable under Subleases
2017	5
2018	4
2020	2
2020	2
2021	1
2022 and thereafter	3
Amounts Recoverable under Subleases	17
Net Payments
2017	124
2018	118
2019	104
2020	67
2021	68
2022 and thereafter	618
Net Payments	1,099
Rent Expense
Net rental expense on operating leases	CAD 145	CAD 131	CAD 114
Minimum
Rent Expense
Operating leases optional renewable terms, low end of range	1 year
Maximum
Rent Expense
Operating leases optional renewable terms, low end of range	25 years
Ravenswood
Rent Expense
Commitment decrease in 2018	CAD 54
Commitment decrease in 2019	35
Commitment decrease in 2022 and thereafter	CAD 106